Financial Instruments - Summary of sensitivity in market value of all hedging instrument (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information About Sensitivity Analysis Of Hedging Instruments [Line Items]
Percentage of reasonably possible increase in unobservable input, liabilities	10.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	(10.00%)
USD And CNH [Member]
Disclosure Of Detailed Information About Sensitivity Analysis Of Hedging Instruments [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 19.1
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	(23.4)
USD And TWD [Member]
Disclosure Of Detailed Information About Sensitivity Analysis Of Hedging Instruments [Line Items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	3.7
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	$ (5.9)